Income Taxes (Tables)	12 Months Ended
Jan. 31, 2025
Income Taxes
Schedule of Income before Income Tax, Domestic and Foreign

	January 31,	January 31,	January 31,
Year Ended	2025	2024	2023

Canada	60,119	53,246	49,158
United States	92,637	62,346	51,268
Other countries	38,877	35,560	33,302
	191,633	151,152	133,728

Schedule of components income tax of expense (recovery)

	January 31,	January 31,	January 31,
Year Ended	2025	2024	2023
Current income tax expense
Canada	22,282	16,376	9,673
United States	18,020	16,532	13,085
Other countries	13,100	8,315	5,490
	53,402	41,223	28,248
Deferred income tax expense (recovery)
Canada	(3,875)	(2,369)	5,059
United States	585	(5,060)	(1,888)
Other countries	(1,752)	1,451	73
	(5,042)	(5,978)	3,244
	48,360	35,245	31,492

Schedule of deferred tax assets and liabilities

	January 31,	January 31,
	2025	2024
Assets
Accrued liabilities not currently deductible	10,326	11,736
Accumulated losses	2,813	2,397
Difference between tax and accounting basis of property and equipment	9,653	9,088
Research and development expenditures and tax credits	9,683	7,680
Total deferred income tax assets	32,475	30,901
Liabilities
Difference between tax and accounting basis of intangible assets	(53,346)	(42,423)
Temporary difference on equity derivative and related party debt	(6,990)	(5,513)
Total deferred income tax liabilities	(60,336)	(47,936)
Net deferred income taxes	(27,861)	(17,035)
Valuation allowance	(2,464)	(1,969)
Net deferred income taxes, net of valuation allowance	(30,325)	(19,004)

Schedule of effective income tax rate reconciliation

	January 31,	January 31,	January 31,
Year Ended	2025	2024	2023
Income before income taxes	191,633	151,152	133,728

Combined basic Canadian statutory rates	26.5%	26.5%	26.5%

Income tax expense based on the above rates	50,783	40,055	35,438
Increase (decrease) in income taxes resulting from:
Permanent differences	1,490	124	590
Effect of differences between Canadian and foreign tax rates	(2,042)	(1,293)	(1,859)
Effect of rate changes on current year timing differences	(424)	(48)	(219)
Change in estimates relating to prior periods	66	(2,888)	(972)
Increase (decrease) in accruals for uncertain tax positions	(544)	(117)	(1,181)
Valuation allowance	564	263	(155)
Research tax credits	(2,230)	(1,488)	(734)
Other, including foreign exchange	697	637	584
Income tax expense	48,360	35,245	31,492

Schedule of operating loss carryforwards

		United
Expiry year	Canada	States	EMEA	Asia Pacific	Total
2026	—	—	—	59	59
2027	—	—	—	191	191
2028	—	138	—	50	188
2029	—	138	—	8	146
2030	—	138	—	237	375
Thereafter	—	310	—	488	798
Indefinite	—	532	9,326	—	9,858
	—	1,256	9,326	1,033	11,615

Schedule of unrecognized tax benefits roll forward

	January 31,	January 31,
	2025	2024
Liability, beginning of year	6,153	6,120
Gross increases – current period	1,476	3,946
Lapsing due to statutes of limitations	(2,098)	(3,913)
Liability, end of year	5,531	6,153